LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE (Details) - EUR (€) € in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
Revenue		€ 93,519	€ 84,734
Cost of revenue		(43,580)	(39,652)
Gross Profit		49,939	45,082
Salaries and subcontractors		(22,887)	(19,367)
Share based compensation		(2,055)	(3,773)
Total employee costs		(24,942)	(23,140)
Depreciation and amortization		(13,067)	(8,454)
IT and hosting		(4,176)	(3,273)
Professional fees		(3,086)	(3,423)
Corporate costs		(538)	(1,129)
Sales and marketing		(2,040)	(2,420)
Bad debt recovery (expense)		376	(649)
Travel and entertainment		(891)	(719)
Transaction and acquisition costs			(905)
Other operational costs		(2,460)	(2,652)
Selling, General and Administrative Expenses		(50,824)	(46,764)
(Loss) gain on remeasurement of derivative liability	€ (13)	(47)	13
Gain on settlement of convertible debt		595
(Loss) gain on remeasurement of deferred consideration		(440)	804
Gain on remeasurement of consideration receivable			37
Operating (Loss)		(777)	(828)
Interest income		1	13
Accretion on liabilities		(1,940)	(764)
Foreign exchange gain (loss)		67	(126)
Interest and financing fees		(277)	(221)
Net Interest Expense and Other Financing Charges		(2,149)	(1,098)
(Loss) Before Income Taxes		€ (2,926)	€ (1,926)